Employee Benefits - Summary of Major Employee Benefits Expenses other than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Salary	¥ 701,775	¥ 688,316	¥ 573,080
Bonuses	174,576	161,821	133,792
Other	¥ 266,491	¥ 274,094	¥ 237,857